Fair Values Of Financial Instruments - Summary of corresponding underlying asset (Details)	12 Months Ended
Dec. 31, 2023
2X5N2D001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO T2X5
3X4N4C001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO T3X4
4X4N9P001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO T4X4
4X4NDD001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO T4X4
4X4NOB001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO T4X4
4X4NOE001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO T4X4
PRBNOB001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO T4X4
T5XNDD001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO T5X4
T5XNDD002 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO T5X4
TDJD6U001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO TDJ24
TDJN6U001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO TDJ24
TDJN6U002 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO TDJ24
TDJNOV001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO TDJ24